PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions

	Notes	December 31, 2022	December 31, 2021
Asset retirement obligations	(a)	$298.5	$460.4
Other		17.5	16.3
		$316.0	$476.7
Current portion of provisions		$5.6	$6.5
Non-current provisions		310.4	470.2
		$316.0	$476.7
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2022	2021
Balance, beginning of the year		$460.4	$380.0
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	11	(22.4)	42.0
Changes in asset retirement obligations at closed mines		(36.8)	40.7
Accretion expense		3.1	—
Disbursements		(2.0)	(2.3)
Reclassification of Rosebel mine obligations to liabilities held for sale	5	(103.8)	—
Balance, end of the year		$298.5	$460.4
Less: current portion		(5.6)	(6.5)
Non-current portion		$292.9	$453.9

Disclosure of asset retirement obligations
As at December 31, 2022, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$[1]	$[1]
2023	$3.0	$3.3
2024	3.0	3.3
2025	16.0	2.4
2026	12.5	3.4
2027	7.7	3.2
2028 onwards	248.5	80.9
	$290.7	$96.5
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Doyon division, including Westwood mine and other Canadian sites.
As at December 31, 2022, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Continuing operations
Essakane mine	$—	$96.5	2023-2073
Doyon division, including Westwood mine	245.3	—	2023-2047
Other Canadian sites	45.4	—	2023-2122
	$290.7	$96.5
Discontinued operations
Rosebel mine	$—	$134.3	2023-2066